ORGANIZATION (Details Textual)	1 Months Ended
	Dec. 30, 2013 USD ($) shares	Mar. 22, 2013 USD ($) shares	Aug. 17, 2012
Organization Consolidation and Presentation of Financial Statements [Line Items]
Merger With Aeac Conversion Rate Of Stock		3,766
CMG Holdings Group Inc [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Spin Off Stock holders Dividend			5.00%
Royalty Percentage Separation And Spin Off			10.00%
Commission Percentage Separation And Spin Off			7.50%
Commission Percentage Separation And Spin Off Specified			10.00%
Sale of Stock, Percentage of Ownership after Transaction			80.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners			15.00%
Stock Repurchased and Retired During Period, Shares | shares	87,384
Stock Repurchased During Period, Value	$ 573,022
Audio Eye Acquisition Corporation [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Sale of Stock, Percentage of Ownership after Transaction			80.00%
Debt Conversion Accrued Interest On Debt Amount 1		$ 67,732
Business Acquisition Equity Interests Issued Or Issuable Number Of Shares Issued To Debenture Holders | shares		234,870
Debt Conversion, Original Debt, Amount		$ 1,400,200
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares		960,166
Affiliate Of C M G Holdings Groups Inc [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Debt Instrument, Decrease, Forgiveness	$ 50,000